Income Taxes (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal Statutory Tax Rate	21.00%	21.00%
Permanent Differences	(4.63%)	(6.56%)
Change in Valuation Allowance	(16.37%)	(14.44%)
Net deferred tax asset	0.00%	0.00%